Net Long-Lived Assets by Geographic Region (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets	$ 1,391	$ 1,663	$ 1,677
Taiwan
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets	1,320	1,641	1,657
Hong Kong
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets	$ 71	$ 22	$ 20